PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
		Nov. 30, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Changes in equity [abstract]
Balance as			$ 26,391.0		$ 21,673.0		$ 22,177.0
Issue of equity			13.0	[1]	2,974.0	[2]	9.0	[3]
Balance as			25,554.0		26,391.0		21,673.0
Limited Partners 1
Changes in equity [abstract]
Balance as			5,702.0		4,233.0		5,048.0
Issue of equity			13.0	[1]	545.0	[2]	9.0	[3]
Balance as			5,372.0		5,702.0		4,233.0
Non-controlling Interest - Redeemable Partnership Units
Changes in equity [abstract]
Balance as			2,408.0		1,687.0		2,039.0
Issue of equity	[2]				400.0
Balance as			$ 2,263.0		2,408.0		$ 1,687.0
Partners' capital | Inter Pipeline
Changes in equity [abstract]
Issue of equity					$ 1,642.0
Issued for cash (in shares)			0		38,985,604		0
Partners' capital | Special General Partner
Changes in equity [abstract]
Balance as			$ 19.0		$ 19.0		$ 19.0
Opening balance (in shares)			2,400,631		2,400,631		2,400,631
Ending balance (in shares)			2,400,631		2,400,631		2,400,631
Balance as			$ 19.0		$ 19.0		$ 19.0
Partners' capital | Limited Partners 1
Changes in equity [abstract]
Balance as			$ 6,074.0		$ 5,526.0		$ 5,495.0
Opening balance (in shares)			457,901,280		443,147,915		440,295,677
Issue of equity			$ 13.0	[1]	$ 545.0	[2]	$ 9.0	[3]
Issued for cash (in shares)		14,200,000	338,953		14,564,499		336,134
Issuance of equity upon conversion, value			$ 5.0		$ 3.0		$ 22.0
Issuance of equity upon conversion, shares (in shares)			140,082		188,866		2,516,104
Repurchased and cancelled (in shares)			0		0		200,000
Ending balance (in shares)			458,380,315		457,901,280		443,147,915
Repurchased and cancelled							$ 0.1
Balance as			$ 6,092.0		$ 6,074.0		5,526.0
Partners' capital | Non-controlling Interest - Redeemable Partnership Units
Changes in equity [abstract]
Balance as			$ 2,728.0		$ 2,328.0		$ 2,328.0
Opening balance (in shares)			193,587,223		182,930,702		182,930,702
Issue of equity		$ 400.0	$ 0.0		$ 400.0		$ 0.0
Issued for cash (in shares)		10,700,000			10,656,521		0
Ending balance (in shares)			193,587,223		193,587,223		182,930,702
Balance as			$ 2,728.0		$ 2,728.0		$ 2,328.0
Partners' capital | Non-controlling interest— BIPC exchangeable shares
Changes in equity [abstract]
Balance as			$ 1,755.0		$ (19.0)		$ 0.0
Opening balance (in shares)			110,157,540		67,441,451		0
Issue of equity					$ 128.0		$ 0.0
Issued for cash (in shares)			0		3,210,037		0
Conversions			$ 2.0		$ 4.0		$ (19.0)
Conversions (in shares)			410,131		520,448		(2,083,335)
Non-cash issuance (in shares)			0		0		69,524,786
Ending balance (in shares)			110,567,671		110,157,540		67,441,451
Units converted to exchangeable shares, value					$ (1.0)
Balance as			$ 1,757.0		1,755.0		$ (19.0)
Partners' capital | Non-controlling Interest - Exchange LP Units, equity
Changes in equity [abstract]
Balance as			$ 408.0		$ 156.0		$ 159.0
Opening balance (in shares)			7,015,032		1,611,508		1,854,239
Issue of equity			$ 0.0		$ 259.0		$ 0.0
Issuance of BIPC exchangeable LP units (in shares)			$ 0		$ 6,112,838		$ 0
Issued for cash (in shares)			0		0		190,038
Conversions			$ (7.0)		$ (7.0)		$ (3.0)
Conversions (in shares)			(550,213)		(709,314)		(432,769)
BIPC exchangeable shares			$ (5.0)		$ (5.0)
BIPC exchangeable LP converted to BIPC exchangeable (in shares)			$ (400,000)		$ (600,000)
Exchange LP conversion (in shares)			(100,000)		(200,000)		(400,000)
Ending balance (in shares)			6,464,819		7,015,032		1,611,508
Exchange LP unit conversion, value			$ (2.0)		$ (2.0)		$ (3.0)
Balance as			401.0		408.0		156.0
Preferred Unitholders Capital
Changes in equity [abstract]
Balance as			$ 1,138.0		$ 1,130.0		$ 935.0
Opening balance (in shares)			55,881,062		57,867,650		49,867,650
Issue of equity			$ 0.0		$ 194.0		$ 195.0
Issued for cash (in shares)			0		8,000,000		8,000,000
Ending balance (in shares)			43,901,312		55,881,062		57,867,650
Repurchased and cancelled			$ (220.0)		$ (186.0)		$ 0.0
Balance as			$ 918.0		$ 1,138.0		$ 1,130.0

[1]	Refer to Note 28, Partnership Capital.
[2]	Refer to Note 28, Partnership Capital.
[3]	Refer to Note 28, Partnership Capital.